Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Revenue	$ 13,293	$ 6,261			$ 36,207	$ 14,086	$ 15,652	$ 11,565
Operating expenses:
Cost of revenues	18,529	17,140			54,882	51,363	51,489	26,282
Selling, general and administrative expenses	870,053	836,215			3,225,753	3,308,227	4,519,636	5,009,323
Research and development expenses	139,048	159,846			471,135	922,120	1,153,333	1,353,084
Total costs and expenses	1,027,630	1,013,201			3,751,770	4,281,710	5,724,458	6,388,689
Loss from operations	(1,014,337)	(1,006,940)			(3,715,563)	(4,267,624)	(5,708,806)	(6,377,124)
Other (expense) income:
Interest expense	(808,770)	(39,890)			(1,968,274)	(119,671)	(567,048)	(150,531)
Gain on forgiveness of loan							0	178,229
Decrease to fair value of derivative	0	0	$ (0)	$ 1,000,000	0	1,000,000	1,000,000	108,944
Total other income	(808,770)	(39,890)			(810,077)	880,329	432,952	136,642
Net loss	$ (1,823,107)	$ (1,046,830)	$ (4,525,640)	$ (3,387,295)	$ (4,525,640)	$ (3,387,295)	$ (5,275,854)	$ (6,240,482)
Loss per share - basic and diluted
Net loss per common share - basic and diluted (in dollars per share)	$ (1.42)	$ (0.88)			$ (3.58)	$ (2.86)	$ (4.40)	$ (5.67)
Weighted common shares - basic and diluted (in shares)	1,279,967	1,184,738			1,265,340	1,184,266	1,199,574	1,100,007